United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 11/30/14

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—12.8%
		U.S. Treasury Bonds—7.2%
$2,500,000		2.750%, 8/15/2042	$2,423,241
1,900,000		3.375%, 5/15/2044	2,073,106
1,500,000		3.500%, 2/15/2039	1,678,415
1,000,000		3.750%, 8/15/2041	1,171,578
4,350,000		4.375%, 2/15/2038 - 5/15/2040	5,582,819
3,250,000		6.000%, 2/15/2026	4,442,358
500,000		6.250%, 5/15/2030	740,407
		TOTAL	18,111,924
		U.S. Treasury Notes—5.6%
7,000,000	[1]	0.500%, 8/31/2016	7,013,946
4,500,000		2.000%, 2/15/2023	4,483,547
2,500,000		2.250%, 11/15/2024	2,512,695
		TOTAL	14,010,188
		TOTAL U.S. TREASURY (IDENTIFIED COST $29,897,074)	32,122,112
		ASSET-BACKED SECURITY—0.9%
		Home Equity Loan—0.9%
2,200,000	[2,3]	Invitation Homes Trust 2014-SFR1, Class C, 2.255%, 6/17/2031 (IDENTIFIED COST $2,200,000)	2,156,568
		GOVERNMENT AGENCIES—3.9%
		Federal Home Loan Mortgage Corporation—3.9%
7,000,000		2.375%, 1/13/2022	7,107,140
2,500,000		5.625%, 11/23/2035	2,624,590
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,457,860)	9,731,730
		MORTGAGE-BACKED SECURITIES—48.6%
		Federal Home Loan Mortgage Corporation—20.7%
4,542,128		3.000%, 8/1/2043	4,594,824
9,803,827		3.500%, 4/1/2042 - 9/1/2043	10,218,449
6,323,016		4.000%, 12/1/2041 - 1/1/2042	6,752,536
10,996,322		4.500%, 4/1/2024 - 4/1/2041	11,955,305
6,946,447		5.000%, 7/1/2019 - 7/1/2040	7,701,650
5,166,861		5.500%, 4/1/2021 - 11/1/2037	5,799,406
388,002		6.000%, 4/1/2036	439,181
3,719,248		7.000%, 9/1/2030 - 4/1/2032	4,356,947
19,316		7.500%, 1/1/2015 - 12/1/2015	19,723
166,902		8.000%, 2/1/2031	202,229
		TOTAL	52,040,250
		Federal National Mortgage Association—26.4%
5,000,000	[4]	3.000%, 12/1/2044	5,054,688
14,292,893		3.500%, 4/1/2026 - 8/1/2043	15,001,490
18,851,028		4.000%, 2/1/2041 - 4/1/2042	20,185,419
12,089,895		4.500%, 12/1/2019 - 12/1/2041	13,079,759
1,773,251		5.000%, 12/1/2023 - 7/1/2034	1,971,615
4,189,301		5.500%, 9/1/2034 - 4/1/2036	4,703,371
4,643,637		6.000%, 5/1/2016 - 11/1/2037	5,275,295
268,197		7.000%, 1/1/2031 - 3/1/2032	314,353

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$583,916		7.500%, 7/1/2028 - 2/1/2030	$690,831
102,118		8.000%, 2/1/2030 - 1/1/2031	123,761
		TOTAL	66,400,582
		Government National Mortgage Association—1.5%
3,128,276		3.500%, 12/15/2040	3,290,066
41,310		5.500%, 5/20/2018	43,820
7,270		6.000%, 12/15/2016 - 5/15/2024	7,904
4,312		6.500%, 5/20/2016	4,436
95,542		7.000%, 4/20/2016 - 10/15/2028	111,468
72,292		7.500%, 7/15/2029 - 1/15/2031	85,832
11,534		8.000%, 6/15/2017	12,317
73,956		8.500%, 12/15/2029 - 2/15/2030	89,741
34,596		10.500%, 3/15/2016	36,007
17,850		11.000%, 9/15/2015 - 10/15/2019	19,610
3,184		12.000%, 5/15/2015 - 1/15/2016	3,265
683		12.500%, 2/15/2015	690
		TOTAL	3,705,156
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $114,188,659)	122,145,988
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.0%
		Federal Home Loan Mortgage Corporation—0.3%
758,054		REMIC 3331 FC, 0.585%, 6/15/2037	762,941
		Non-Agency Mortgage-Backed Securities—6.7%
399,975		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	336,829
1,592,476	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,570,401
3,329,540	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,297,517
1,250,000	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,267,445
745,802		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	733,559
1,047,076		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	985,375
66,042		Sequoia Mortgage Trust 2010-H1, Class A1, 2.689%, 2/25/2040	65,213
231,154		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	235,199
798,769		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	812,045
1,025,649		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,029,161
1,739,778	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,802,676
3,125,000	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	3,169,481
1,854,228		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,638,171
		TOTAL	16,943,072
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,973,410)	17,706,013
		COMMERCIAL MORTGAGE-BACKED SECURITIES—25.4%
		Agency Commercial Mortgage-Backed Securities—22.0%
3,342,728		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	3,384,215
3,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	3,090,634
5,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,719,312
4,000,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	4,235,273
3,629,807		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	3,820,608
5,242,380		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	5,257,098
5,537,854		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	5,568,863
3,030,383		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	3,091,275
8,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,287,420
3,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.743%, 11/25/2045	3,828,148

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$4,250,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.840%, 3/25/2045	$4,277,363
1,870,000	[2,3]	FREMF Mortgage Trust 2014-K717, Class B, 3.630%, 11/25/2047	1,882,956
2,878,465		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	2,904,325
		TOTAL	55,347,490
		Non-Agency Commercial Mortgage-Backed Securities—3.4%
3,349,733	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,387,082
3,133,492	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,228,192
2,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	2,054,929
		TOTAL	8,670,203
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $63,187,677)	64,017,693
		REPURCHASE AGREEMENTS—4.00%
5,046,000		Interest in $400,000,000 joint repurchase agreement 0.10%, dated 11/28/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $400,003,333 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $411,841,992. (purchased with proceeds from securities lending collateral).	5,046,000
4,989,000	[5,6]	Interest in $300,000,000 joint repurchase agreement 0.09%, dated 11/13/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,021,000 on 12/11/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2055 and the market value of those underlying securities was $306,799,774.	4,989,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	10,035,000
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $246,939,680)[7]	257,915,104
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[8]	(6,496,540)
		TOTAL NET ASSETS—100%	$251,418,564
At November 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9U.S. Long Bond Short Futures	17	$2,424,625	March 2015	$(40,546)
9U.S. Treasury Note 2-Year Short Futures	50	$10,957,031	March 2015	$(21,705)
9U.S. Treasury Note 5-Year Short Futures	22	$2,628,828	March 2015	$(15,175)
9U.S. Treasury Note 10-Year Short Futures	40	$5,081,875	March 2015	$(44,465)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(121,891)
The average notional value of short futures contracts held by the Fund throughout the period was $12,528,211, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$2,905,777	$2,968,875
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $31,922,758, which represented 12.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2014, these liquid restricted securities amounted to $31,922,758, which represented 12.7% of total net assets.
4	All or a portion of this To Be Announced Security is subject to dollar-roll transactions.
5	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

7	At November 30, 2014, the cost of investments for federal tax purposes was $247,067,944. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $10,847,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,426,642 and net unrealized depreciation from investments for those securities having an excess of cost over value of $579,482.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV
Fair Valuation Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Trust's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$32,122,112	$—	$32,122,112
Asset-Backed Securities	4,039,524	—	—	4,039,524
Government Agencies	—	9,731,730	—	9,731,730
Mortgage-Backed Securities	—	122,145,988	—	122,145,988
Collateralized Mortgage Obligations	—	17,706,013	—	17,706,013
Commercial Mortgage-Backed Securities	—	62,134,737	—	62,134,737
Repurchase Agreements	—	10,035,000	—	10,035,000
TOTAL SECURITIES	$—	$257,915,104	$—	$257,915,104
OTHER FINANCIAL INSTRUMENTS*	$(121,891)	$—	$—	$(121,891)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015